Tangible assets - Breakdown by asset class of Tangible assets for own use (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Tangible assets for own use
Tangible assets	$ 12,206	$ 10,542
Gross carrying amount
Tangible assets for own use
Tangible assets	23,087	19,829	$ 16,828
Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(10,881)	(9,287)	$ (8,114)
Buildings
Tangible assets for own use
Tangible assets	6,494	5,898
Buildings | Gross carrying amount
Tangible assets for own use
Tangible assets	13,125	11,724
Buildings | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(6,631)	(5,826)
IT equipment and fixtures
Tangible assets for own use
Tangible assets	3,465	2,776
IT equipment and fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	6,059	4,776
IT equipment and fixtures | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(2,594)	(2,000)
Furniture and vehicles
Tangible assets for own use
Tangible assets	1,561	1,166
Furniture and vehicles | Gross carrying amount
Tangible assets for own use
Tangible assets	3,217	2,627
Furniture and vehicles | Accumulated depreciation and amortization
Tangible assets for own use
Tangible assets	(1,656)	(1,461)
Other fixtures
Tangible assets for own use
Tangible assets	686	702
Other fixtures | Gross carrying amount
Tangible assets for own use
Tangible assets	$ 686	$ 702